OTHER LIABILITIES (Details Textual) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Liabilities Explanatory [Line Items]
Gain on derivatives first day valuation	$ 39,706	$ 51,271
Balances related to insurance operations	54,967	47,549
Balances held by court order	50,152	52,205
Bank overdrafts	9,012	12,584
Current accrued expenses and other current liabilities	10,116	12,580
Current tax liabilities	161,966	$ 124,802
Fiscal year 2014 [Member]
Disclosure Of Other Liabilities Explanatory [Line Items]
Current tax liabilities	353,338
UnrecognizedTaxBenefitse	$ 201,554